Revenue Recognition (Tables)	9 Months Ended
Sep. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The Company’s revenue disaggregated by revenue source is as follows for the three and nine months ended September 30, 2026 and 2025:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Professional services	$1,294	$929	$5,637	$2,344
Compute and other services	11	58	11	398
Total revenue	$1,305	$987	$5,648	$2,742

Schedule of Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue
The following summarizes the Company’s revenue by geography for the three and nine months ended September 30, 2026 and 2025, based on customer location:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Canada	$110	$124	$183	$815
United States	1,101	826	4,974	1,680
Rest of world (1)	94	37	491	247
Total revenue	$1,305	$987	$5,648	$2,742
(1) Rest of world includes countries where revenue from a single country is not greater than 10% of the Company’s total consolidated revenue for the three and nine months ended September 30, 2026 and 2025, respectively.

Schedules of Concentration of Risk, by Risk Factor
The following summarizes the percentage of revenue from significant customers which accounted for 10% or more of total revenue for the three and nine months ended September 30, 2026 and 2025:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Customer 1	81%	67%	70%	36%
Customer 2	—%	12%	—%	25%
Customer 3	—%	10%	—%	—%
Customer 4	—%	—%	10%	12%